SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2024
Office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property plant and equipment useful life	3 years
Office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property plant and equipment useful life	5 years
Motor vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property plant and equipment useful life	5 years
Motor vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property plant and equipment useful life	10 years
Leasehold improvement and decoration
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property plant and equipment useful life	shorter of lease term or economic lives
Buildings | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property plant and equipment useful life	12 years
Buildings | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property plant and equipment useful life	50 years